Information on Regulatory Capital and Capital Adequacy Ratios (Details) - Schedule of capital Adequacy Ratios and Regulatory Compliance according to Basel III - Local and Overall consolidated [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Information on Regulatory Capital and Capital Adequacy Ratios (Details) - Schedule of capital Adequacy Ratios and Regulatory Compliance according to Basel III [Line Items]
Leverage Ratio	8.62%	7.96%
Leverage Ratio that the bank must meet, considering the minimum requirements	3.00%	3.00%
CET 1 Capital Ratio	13.57%	12.90%
CET 1 Capital Ratio that the bank must meet, considering the minimum requirements	4.81%	4.50%
Capital buffer shortfall	0.00%	0.00%
Tier 1 Capital Ratio	14.07%	13.90%
Tier 1 Capital Ratio that the bank must meet, considering the minimum requirements	6.00%	6.00%
Total or Regulatory Capital Ratio	17.88%	17.22%
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements	8.00%	8.00%
Total or Regulatory Capital Ratio that the bank must meet, considering the charge for article 35 bis	8.00%	9.50%
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements, conservation buffer and countercyclical buffer	9.25%	8.625%
Credit rating	A	A
Regulatory compliance for Capital Adequacy
Additional provisions computed in Tier 2 capital (T2) in relation to CRWA	1.25%	0.75%
Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	20.02%	20.63%
Additional Tier 1 Capital (AT1) in relation to CET 1 Capital	3.68%	7.75%
Voluntary (additional) provisions and subordinated bonds computed as AT1 in relation to RWAs	0.50%	1.00%